Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and Related Information [Abstract]
Summary of financial information concerning reportable segments [Table Text Block]

Summarized financial information concerning reportable segments is shown in the following table for the periods presented.

Successor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2012
Sales and other
operating revenues:
Customers	$8,987	$14,203	$9,280	$12,490	$377	$15	$45,352
Intersegment	3,947	318	378	801	121	(5,565)	- -
	12,934	14,521	9,658	13,291	498	(5,550)	45,352

Operating income	2,650	127	1,430	334	122	13	4,676
Income (loss) from
equity investments	25	121	(3)	- -	- -	- -	143
Capital expenditures	468	254	159	136	43	- -	1,060
Depreciation and
amortization expense	281	285	194	148	73	2	983

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2011
Sales and other
operating revenues:
Customers	$10,349	$15,223	$9,293	$12,886	$376	$56	$48,183
Intersegment	4,531	368	207	820	130	(6,056)	0
	14,880	15,591	9,500	13,706	506	(6,000)	48,183

Operating income (loss)	1,855	435	1,156	809	107	(25)	4,337
Income from
equity investments	21	168	27	0	0	0	216
Capital expenditures	425	235	101	224	26	10	1,021
Depreciation and
amortization expense	246	262	186	153	84	0	931

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
May 1 through
December 31, 2010
Sales and other
operating revenues:
Customers	$5,993	$8,648	$5,363	$5,853	$291	$(16)	$26,132
Intersegment	2,413	302	20	406	74	(3,215)	- -
	8,406	8,950	5,383	6,259	365	(3,231)	26,132

Operating income (loss)	1,039	367	629	208	69	(20)	2,292
Income from equity
investments	16	68	2	- -	- -	- -	86
Capital expenditures	146	106	79	80	19	11	441
Depreciation and
amortization expense	151	147	105	82	78	(5)	558

Predecessor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
January 1 through
April 30, 2010
Sales and other
operating revenues:
Customers	$3,220	$4,078	$2,604	$2,787	$104	$14	$12,807
Intersegment	963	(52)	144	264	41	(1,360)	- -
	4,183	4,026	2,748	3,051	145	(1,346)	12,807

Segment operating
income (loss)	317	106	192	(97)	39	(52)	505
Current cost adjustment							199
Operating income							704
Income (loss) from
equity investments	5	80	(1)	- -	- -	- -	84
Capital expenditures	52	102	12	31	12	3	212
Depreciation and
amortization expense	160	108	117	152	23	5	565

Reconciliaton of assets from segment to consolidated, including goodwill [Table Text Block]

Long-lived assets of continuing operations, including goodwill, are summarized and reconciled to consolidated totals in the following table:

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
December 31, 2012
Property, plant and
equipment, net	$2,167	$2,437	$1,830	$985	$274	$3	$7,696
Investment in PO
Joint Ventures	- -	- -	397	- -	- -	- -	397
Equity and other
investments	162	1,303	118	- -	- -	- -	1,583
Goodwill	162	175	245	- -	9	- -	591

December 31, 2011
Property, plant and
equipment, net	$1,945	$2,385	$1,738	$943	$309	$13	$7,333
Investment in PO
Joint Ventures	- -	- -	412	- -	- -	- -	412
Equity and other
investments	154	1,265	140	- -	- -	- -	1,559
Goodwill	162	172	242	- -	9	- -	585

Property, plant and equipment, net, included in the “Other” column above includes assets related to corporate and support functions.

Schedule of revenues from external customers and long-lived assets by geographical area [Table Text Block]

The following geographic data for revenues are based upon the delivery location of the product and for long-lived assets, the location of the assets.

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Sales and other operating revenues:
North America	$25,666	$26,527	$14,027	$7,290
Europe	12,845	14,452	8,550	3,727
The Netherlands	1,032	1,217	589	150
All other	5,809	5,987	2,966	1,640
Total	$45,352	$48,183	$26,132	$12,807

	Long-Lived Assets
Millions of dollars	2012	2011
United States	$5,365	$5,060
Non-U.S.:
Germany	1,747	1,754
The Netherlands	730	749
France	557	558
Other non-U.S.	2,315	2,360
Total non-U.S.	5,349	5,421
Total	$10,714	$10,481

Long-lived assets include Property, plant and equipment, net, Intangible assets, net, Equity investments, and Investments in PO joint ventures (see Notes 8 and 9).